Concentrations	12 Months Ended
Dec. 31, 2013
Concentrations [Abstract]
CONCENTRATIONS
13 – CONCENTRATIONS

Sales to four (4) hospital customers represented approximately 60% of our revenues for the year ended December 31, 2013.  We have direct relationships with the individual hospitals and the health systems.

Hospital Customer A	42.0%
Hospital Customer B	6.0%
Hospital Customer C	6.0%
Hospital Customer D	6.0%
Total	60.0%

Sales to thirteen (13) hospitals were approximately 89% of our revenues for the year ended December 31, 2012.

Five and four vendors represented approximately 56% and 67% of our outstanding accounts payable balance as of December 31, 2013 and December 31, 2012, respectively.

Four and one customers represented approximately 64% and 62% of our accounts receivable as of December 31, 2013 and December 31, 2012, respectively.